Taxation - Schedule of Reconciliation of Total Tax Expenses Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefits	(42.90%)	(19.10%)	(8.40%)
Effect of varying tax rates available in different jurisdictions	64.80%	22.80%	2.00%
Permanent differences	10.50%	(10.30%)	(6.30%)
Change in valuation allowance	(241.80%)	(58.70%)	(27.80%)
Effect of Super Deduction available to the Group	145.20%	33.40%	10.80%
Effective income tax rate	(39.20%)	(6.90%)	(4.70%)
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	¥ 0.19	¥ 0.28	¥ 0.28